Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	$ (1,280,453)	$ 1,130,085	$ 804,455
Net cash provided by (used in) investing activities	1,168,532	(2,177,639)	(1,256,370)
Net cash provided by (used in) financing activities	(230,858)	1,654,084	(17,862)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	(1,517,697)	1,046,695	675,015
Net cash provided by (used in) investing activities	1,174,720	(789,120)	(780,310)
Net cash provided by (used in) financing activities	155,451	(16,658)	(45,188)
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	1,227,712	1,420,383	1,112,827
Net cash provided by (used in) investing activities	1,174,720	789,120	780,310
Net cash provided by (used in) financing activities	$ 0	$ 16,658	$ 45,188